COMBINED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Parenthetical - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Allowance for Credit Losses		$ 0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	$ 304	0
Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, Accumulated Depreciation and Amortization	$ 7	0
Preferred Stock, Par or Stated Value Per Share	$ 25
Shares, Outstanding	100,460,280
Mortgage loan
Statement [Line Items]
Financing Receivable, Allowance for Credit Loss	$ (41)
Private loan
Statement [Line Items]
Financing Receivable, Allowance for Credit Loss	$ (28)	$ (12)
Common Class A
Statement [Line Items]
Shares, Outstanding	9,594,989	10,877,989
Common stock, issued (in shares)	9,594,989	10,877,989
Common Stock, Par or Stated Value Per Share	$ 33.70
Common Class B
Statement [Line Items]
Shares, Outstanding	24,000	24,000
Common stock, issued (in shares)	24,000	24,000
Common Stock, Par or Stated Value Per Share	$ 33.70
Class C shareholders
Statement [Line Items]
Shares, Outstanding	40,934,623	23,544,548
Common stock, issued (in shares)	40,934,623	23,544,548
Common Stock, Par or Stated Value Per Share	$ 1	$ 1
Fixed Maturities
Statement [Line Items]
Amortized Cost	$ 17,606	$ 2,407
Allowance for Credit Losses	$ (30)	$ 0